Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share
Earnings per share

8. Earnings per share

	Half year ended	Half year ended
	30.06.18	30.06.17
	£m	£m
Profit/(loss) attributable to ordinary equity holders of the parent from continuing and discontinued operations	468	(1,211)
Tax credit on profit after tax attributable to other equity holders	93	82
Total profit/(loss) attributable to ordinary equity holders of the parent from continuing and discontinued operations	561	(1,129)

Continuing operations
Profit attributable to ordinary equity holders of the parent from continuing operations	468	1,124
Tax credit on profit after tax attributable to other equity holders	93	82
Profit attributable to equity holders of the parent from continuing operations	561	1,206

Discontinued operation
(Loss) attributable to ordinary equity holders of the parent from discontinued operation	-	(2,335)
Dilutive impact of convertible options from discontinued operation	-	-
(Loss) attributable to equity holders of the parent from discontinued operation including dilutive impact on convertible options	-	(2,335)

Profit/(loss) attributable to equity holders of the parent from continuing and discontinued operations including dilutive impact on convertible options	561	(1,129)

	m	m
Basic weighted average number of shares in issue	17,067	16,989
Number of potential ordinary shares	258	304
Diluted weighted average number of shares	17,325	17,293

	p	p
Basic earnings/(loss) per ordinary share[1]	3.3	(6.6)
Basic earnings per ordinary share from continuing operations[1]	3.3	7.1
Basic (loss) per ordinary share from discontinued operation	-	(13.7)
Diluted earnings/(loss) per ordinary share[1]	3.2	(6.5)
Diluted earnings per ordinary share from continuing operations[1]	3.2	7.0
Diluted loss per ordinary share from discontinued operation	-	(13.5)

The profit after tax attributable to other equity instrument holders of £346m (H117: £301m) is offset by a tax credit recorded in reserves of £93m (H117: £82m). The net amount of £253m (H117: £219m), along with non-controlling interests, is deducted from profit after tax in order to calculate earnings per share and return on average tangible shareholders’ equity.